Revenue - Summary of Revenue From Transfer of Goods And Services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 5,617,119	$ 5,854,424	$ 8,054,528
At a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,200,712	1,805,745	2,999,533
Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	3,416,407	4,048,679	5,054,995
At a point in time and Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	5,617,119	5,854,424	8,054,528
Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,200,712	1,805,745	2,999,533
Consulting sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	3,416,407	4,048,679	5,054,995
Hardware and consulting Sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	5,617,119	5,854,424	8,054,528
Battery Technology | At a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,200,712	1,805,745	2,999,533
Battery Technology | Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	3,416,407	4,048,679	5,054,995
Battery Technology | At a point in time and Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	5,617,119	5,854,424	8,054,528
Battery Technology | Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,200,712	1,805,745	2,999,533
Battery Technology | Consulting sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	3,416,407	4,048,679	5,054,995
Battery Technology | Hardware and consulting Sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 5,617,119	$ 5,854,424	$ 8,054,528